LOAN PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
LOAN PAYABLE

NOTE 5 – LOAN PAYABLE

On January 24, 2024, MGO entered into a 52-week loan with PayPal for $85,000 and a $10,312 fixed loan fee, aggregating $95,312. Weekly payments are $1,833 over the life of the loan. The outstanding balance of this loan was $49,038 as of June 30, 2024.

	June 30, 2024 (unaudited)	December 31, 2023
Current portion of loans payable	$49,038	$-
Total notes payable	$49,038	$-

NOTE 6 – LOAN PAYABLE

On May 25, 2022, the Company entered into a loan with PayPal with an interest rate of 6.51%, principal balance of $25,000 and a monthly payment of $539 over the term of the loan. This loan matured on May 25, 2023. The Company paid the principal balance of $10,793 and incurred $456 interest during the year ended December 31, 2023. The balance of this loan was $0 and $10,793 and included current liabilities from discontinued operations as of December 31, 2023 and 2022, respectively. The loan principal and accrued interest have been paid off as of December 31, 2023. See Note 13.